Loss Per Share (Details 1) - shares	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Earnings Per Share [Line Items]
Total share options and warrants	63,584,573	73,640,908
Share options [Member]
Earnings Per Share [Line Items]
Total share options and warrants	63,561,998	72,517,385
Warrants Equity Classified [Member]
Earnings Per Share [Line Items]
Total share options and warrants	22,575	1,123,523
Warrants Liability Classified [Member]
Earnings Per Share [Line Items]
Total share options and warrants	0	0